Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Estimated accrued liability	$ 1.1	$ 1.1